STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 191,719	$ 321,316	$ (1,465)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation, depletion and amortization	469,230	27,696	5,724
Accretion of asset retirement obligation	663	215	97
Contribution recognized for allocated general and administrative expenses	131,950	93,845	30,071
Gain from sale of oil and gas properties		(402,901)	(34,467)
Changes in operating assets and liabilities:
Accounts receivable - oil and gas sales	(429,242)	(2,621)	(4,967)
Prepaid expenses	(23,077)
Deposits	(25,000)
Accounts payable and accrued liabilities	64,691	50,986	11,252
Net cash provided by operating activities	380,934	88,536	6,245
Cash flows from investing activities:
Additions to oil and gas properties	(3,718,303)	(526,642)	(68,771)
Proceeds from sale of oil and gas properties		592,702	34,667
Prepaid drilling costs	219,495	(155,177)	(64,318)
Net cash used in investing activities	(3,498,808)	(89,117)	(98,422)
Cash flows from financing activities:
Cash received in merger	5,183,417
Cash contribution from shareholder	40,000
Proceeds from shareholders loans		74,942	92,192
Repayment of shareholder loans		(61,386)
Net cash provided by financing activities	5,223,417	13,556	92,192
Net increase in cash and cash equivalents	2,105,543	12,975	15
Cash and cash equivalents at beginning of year	12,990	15
Cash and cash equivalents at end of year	2,118,533	12,990	15
Non-cash investing and financing activities:
Addition to oil and gas properties through increase in accrued joint interest billings payable	3,692,167	1,087,987	62,077
Addition to oil and gas properties through Increase in Notes payable to officer	1,764,474
Addition to oil and gas properties contributed by officer	3,009,832
Capitalized imputed interest expense contributed by sole member related to member loans	2,662	4,715	370
Increase in oil and gas properties through recognition of asset retirement obligation	$ 18,208	$ 2,638	$ 2,699